Consolidated statements of comprehensive loss - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Ifrs Statement [Line Items]
Revenues (note 24)	$ 13,832,556	$ 2,789,650	$ 4,201,685
Cost of sales (note 9)	9,008,776	1,688,107	2,995,504
Cost of sales - E-Motion	57,286		68,076
Gross profit	4,766,494	1,101,543	1,138,105
Expenses
Research and development (note 21)	1,183,963	2,013,775	4,237,638
Office salaries and benefits (note 21)	3,704,164	2,431,670	2,981,097
Selling and marketing expenses	3,813,855	1,486,975	2,577,740
Professional fees	3,336,347	2,390,369	2,795,676
Office and general	2,288,188	1,736,686	2,302,420
Share-based compensation (note 23)	39,790	162,301	843,784
Impairment loss on debentures (note 10)			1,892,518
Depreciation and amortization	713,534	610,938	437,388
Goodwill impairment loss (note 7)	15,082,026	6,372,394
Intangible asset impairment loss (note 13)	380,457
Gain on deconsolidation of subsidiary (note 32)		(67,379)
Net finance income (note 25)	(4,130,500)	(5,498,656)	(1,126,041)
Other expense (income)	(1,219)	24,676	(91,755)
Operating expense	26,410,605	11,663,749	16,850,465
Loss before tax	(21,644,111)	(10,562,206)	(15,712,360)
Income taxes (note 26)
Current tax expense (recovery)	13,858	7,288	(52,436)
Deferred tax recovery	(5,976)	(186,323)	(155,144)
Total income tax expense (recovery)	7,882	(179,035)	(207,580)
Net loss for the period	(21,651,993)	(10,383,171)	(15,504,780)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	384,736	24,382	(301,064)
Other comprehensive income, net of tax	384,736	24,382	(301,064)
Total comprehensive loss for the year, net of tax	$ (21,267,257)	$ (10,358,789)	$ (15,805,844)
Weighted average shares outstanding, Basic (in shares)	882,565	9,143	6,958
Weighted average shares outstanding, Diluted (in shares)	882,565	9,143	6,958
Basic loss per share (in dollars per share)	$ (24.53)	$ (1,135.64)	$ (2,228.34)
Diluted loss per share (in dollars per share)	$ (24.53)	$ (1,135.64)	$ (2,228.34)